Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.68%
Application Software–11.24%
Bill.com Holdings, Inc.(b)(c)	367,635	$69,192,583
Datadog, Inc., Class A(b)	666,903	97,441,197
HubSpot, Inc.(b)	249,323	121,869,083
Manhattan Associates, Inc.(b)(c)	800,852	107,210,057
Paylocity Holding Corp.(b)	495,241	101,019,259
Synopsys, Inc.(b)	566,198	175,804,479
Tyler Technologies, Inc.(b)	227,395	107,739,751
		780,276,409
Asset Management & Custody Banks–2.86%
Ameriprise Financial, Inc.	183,522	55,847,580
KKR & Co., Inc., Class A	2,008,929	142,955,387
		198,802,967
Auto Parts & Equipment–0.96%
Aptiv PLC(b)(c)	489,858	66,904,806
Automotive Retail–0.87%
Advance Auto Parts, Inc.	262,104	60,679,697
Biotechnology–1.06%
Alnylam Pharmaceuticals, Inc.(b)	267,998	36,876,525
Natera, Inc.(b)(c)	513,793	36,299,475
		73,176,000
Building Products–2.72%
Advanced Drainage Systems, Inc.	578,815	65,458,188
Trane Technologies PLC	355,195	61,484,255
Trex Co., Inc.(b)	673,703	61,623,613
		188,566,056
Commodity Chemicals–0.53%
Olin Corp.	721,334	36,549,994
Communications Equipment–1.81%
Motorola Solutions, Inc.	539,975	125,241,801
Construction Materials–1.13%
Eagle Materials, Inc.(c)	415,828	60,648,514
Vulcan Materials Co.	94,322	17,950,420
		78,598,934
Distributors–0.98%
Pool Corp.	143,331	68,261,389
Diversified Support Services–0.87%
Copart, Inc.(b)	465,278	60,137,182
Electrical Components & Equipment–3.03%
AMETEK, Inc.	927,979	126,919,688
Generac Holdings, Inc.(b)	295,530	83,451,761
		210,371,449
Electronic Equipment & Instruments–4.33%
Trimble, Inc.(b)	1,914,585	138,156,454
Zebra Technologies Corp., Class A(b)	318,525	162,167,448
		300,323,902
Shares		Value
Environmental & Facilities Services–1.72%
Waste Connections, Inc.	955,674	$119,172,548
Financial Exchanges & Data–2.31%
MSCI, Inc.	298,595	160,082,751
Health Care Equipment–4.02%
IDEXX Laboratories, Inc.(b)	282,656	143,391,389
Insulet Corp.(b)	227,611	56,447,528
Masimo Corp.(b)	359,953	79,142,866
		278,981,783
Health Care Facilities–1.15%
Tenet Healthcare Corp.(b)	1,073,237	79,548,326
Health Care Supplies–0.85%
Align Technology, Inc.(b)	118,547	58,676,023
Home Improvement Retail–1.24%
Floor & Decor Holdings, Inc., Class A(b)	788,509	85,726,698
Homebuilding–0.53%
TopBuild Corp.(b)(c)	157,938	36,744,276
Hotels, Resorts & Cruise Lines–2.35%
Choice Hotels International, Inc.	234,102	33,570,227
Hilton Worldwide Holdings, Inc.(b)	891,774	129,405,325
		162,975,552
Industrial Machinery–4.41%
IDEX Corp.	514,067	110,750,594
ITT, Inc.	743,408	68,334,063
Kornit Digital Ltd. (Israel)(b)(c)	544,729	57,229,229
Middleby Corp. (The)(b)(c)	375,048	69,458,890
		305,772,776
Insurance Brokers–1.28%
Arthur J. Gallagher & Co.	563,425	88,987,345
Interactive Media & Services–0.84%
ZoomInfo Technologies, Inc., Class A(b)	1,097,132	57,994,398
Internet Services & Infrastructure–1.84%
MongoDB, Inc.(b)(c)	315,391	127,768,048
Investment Banking & Brokerage–1.29%
LPL Financial Holdings, Inc.	520,841	89,751,321
IT Consulting & Other Services–4.80%
EPAM Systems, Inc.(b)	146,005	69,518,821
Gartner, Inc.(b)	449,949	132,235,512
Globant S.A.(b)	514,691	131,338,849
		333,093,182
Leisure Facilities–0.47%
Vail Resorts, Inc.(c)	118,044	32,709,992
Life Sciences Tools & Services–6.87%
Bio-Rad Laboratories, Inc., Class A(b)	87,810	52,662,291
Charles River Laboratories International, Inc.(b)	322,716	106,418,828

See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Shares		Value
Life Sciences Tools & Services–(continued)
Mettler-Toledo International, Inc.(b)(c)	67,133	$98,865,427
Repligen Corp.(b)(c)	473,928	93,998,880
West Pharmaceutical Services, Inc.	317,151	124,710,116
		476,655,542
Managed Health Care–0.71%
Molina Healthcare, Inc.(b)	170,640	49,567,507
Movies & Entertainment–1.05%
Live Nation Entertainment, Inc.(b)(c)	668,140	73,168,011
Office REITs–1.05%
Alexandria Real Estate Equities, Inc.	375,002	73,065,390
Oil & Gas Storage & Transportation–1.42%
Cheniere Energy, Inc.	883,339	98,845,634
Paper Packaging–1.62%
Avery Dennison Corp.	547,116	112,388,569
Pharmaceuticals–1.56%
Catalent, Inc.(b)	1,042,751	108,373,111
Real Estate Services–1.15%
Jones Lang LaSalle, Inc.(b)	318,449	79,863,825
Regional Banks–2.99%
First Republic Bank	399,100	69,279,769
SVB Financial Group(b)	237,128	138,459,039
		207,738,808
Research & Consulting Services–1.13%
Equifax, Inc.	327,670	78,562,159
Restaurants–1.38%
Chipotle Mexican Grill, Inc.(b)	24,235	36,003,031
Domino’s Pizza, Inc.(c)	131,572	59,819,210
		95,822,241
Semiconductor Equipment–1.50%
Enphase Energy, Inc.(b)	257,748	36,205,861
Entegris, Inc.(c)	567,346	67,990,745
		104,196,606
Semiconductors–4.80%
Lattice Semiconductor Corp.(b)	1,005,357	55,515,814
Marvell Technology, Inc.	1,912,841	136,576,847
Monolithic Power Systems, Inc.	350,605	141,269,273
		333,361,934
Shares		Value
Specialized REITs–0.82%
Extra Space Storage, Inc.	288,501	$57,178,013
Specialty Chemicals–0.61%
Albemarle Corp.	191,823	42,343,009
Specialty Stores–1.87%
Five Below, Inc.(b)(c)	238,486	39,111,704
Tractor Supply Co.	415,770	90,766,749
		129,878,453
Systems Software–1.61%
Zscaler, Inc.(b)	435,054	111,856,734
Trading Companies & Distributors–1.00%
SiteOne Landscape Supply, Inc.(b)	385,085	69,361,510
Trucking–2.05%
Old Dominion Freight Line, Inc.(c)	471,534	142,370,261
Total Common Stocks & Other Equity Interests (Cost $5,516,356,339)		6,710,472,922
Money Market Funds–3.92%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	89,240,385	89,240,385
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	80,678,853	80,686,922
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	101,989,012	101,989,012
Total Money Market Funds (Cost $271,924,264)		271,916,319
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.60% (Cost $5,788,280,603)		6,982,389,241
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.45%
Invesco Private Government Fund, 0.02%(d)(e)(f)	51,020,269	51,020,269
Invesco Private Prime Fund, 0.11%(d)(e)(f)	119,023,490	119,047,291
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $170,068,164)		170,067,560
TOTAL INVESTMENTS IN SECURITIES–103.05% (Cost $5,958,348,767)		7,152,456,801
OTHER ASSETS LESS LIABILITIES—(3.05)%		(211,712,006)
NET ASSETS–100.00%		$6,940,744,795
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$39,308,439	$251,182,041	$(201,250,095)	$-	$-	$89,240,385	$3,643
Invesco Liquid Assets Portfolio, Institutional Class	45,034,577	179,415,743	(143,750,067)	(7,639)	(5,692)	80,686,922	1,942
Invesco Treasury Portfolio, Institutional Class	44,923,931	287,065,190	(230,000,109)	-	-	101,989,012	1,642
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	127,163,287	242,156,209	(318,299,227)	-	-	51,020,269	4,159*
Invesco Private Prime Fund	296,714,340	431,642,175	(609,259,673)	(606)	(48,945)	119,047,291	51,525*
Total	$553,144,574	$1,391,461,358	$(1,502,559,171)	$(8,245)	$(54,637)	$441,983,879	$62,911

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,710,472,922	$—	$—	$6,710,472,922
Money Market Funds	271,916,319	170,067,560	—	441,983,879
Total Investments	$6,982,389,241	$170,067,560	$—	$7,152,456,801
Invesco Discovery Mid Cap Growth Fund